Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) [Line Items]
Property plant and equipment	€ 774
Administration fees	2,963	€ 2,474	€ 2,143
Management fees	450	450	640
Development cost	2,012	749	473
Rent paid	261	261	261
Interest expense	338	261	114
Interest loan expense from other shareholder	1,625	1,070	195
Interest expense liability remuneration	33	38	0
ads-tec Engineering GmbH [Member]
Related party transactions (Details) [Line Items]
Development cost	1,479	262	499
ads-tec Industrial IT GmbH [Member]
Related party transactions (Details) [Line Items]
Interest expense liability remuneration	0	48	€ 87
ads-tec Administration GmbH [Member]
Related party transactions (Details) [Line Items]
Comprise liability	838	846
ads-tec Dresden GmbH [Member]
Related party transactions (Details) [Line Items]
Comprise liability	€ 1,199	€ 450